Fair Value Measurements (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Total	¥ 6,022,603				$ 867,435
Assets Held-for-sale, Long Lived, Fair Value Disclosure	4,745,230				$ 683,455
Impairment of Long-Lived Assets Held-for-use	¥ 1,277,373	$ 183,980	¥ 3,804,116	¥ 0
Fair Value Inputs, Discount Rate	15.00%	15.00%